Trade and other current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables
Schedule of trade and other current receivables

Trade and other current receivables
In millions of €	2025	2024
Due within one year
Trade receivables – Third party customers (a)	53	391
Trade receivables – Unilever (b)	579	—
Prepayments and accrued income	30	22
Other receivables – Due from third parties (c)	232	222
Other receivables – Due from Unilever (d)	896	—
Total	1,790	635
(a)	In 2025, this comprises receivables from customers that are invoiced directly from the Group’s legal entities and includes discounts due to customers of €42 million. In 2024, this comprises amounts from customers attributed to the Group (Note 1) and included discounts due to customers of €360 million.
(b)	In 2025, the Group entered into various interim operating model agreements with Unilever (see Note 21). Under these arrangements, Unilever collects cash from customers on behalf of the Group; accordingly, the related receivables are due from Unilever. As per the arrangements, the Group collects those receivables from Unilever on a net basis.
(c)	Includes recoverable indirect taxes €203 million (2024: €95 million) and financial assets €29 million (2024: €127 million). Financial assets include derivatives, royalty receivables, and employee advances.
(d)	During 2025, the Group paid an inventory subsidy of €905 million to Unilever (see Note 21). €9 million relating to Indonesia was offset against payable accruals, resulting in a closing balance of €896 million.

Schedule of ageing of trade receivables

Ageing of trade receivables
In millions of €	2025	2024
Not overdue	546	355
Past due less than three months	55	30
Past due more than three months but less than six months	28	11
Past due more than six months but less than one year	2	3
Past due more than one year	5	16
Total trade receivables	636	415
Impairment provision for trade receivables	(5)	(24)
	631	391

Schedule of impairment provision for trade and other receivables

Impairment provision for trade and other receivables
In millions of €	2025	2024
1 January	27	36
Charge to income statement	—	5
Reductions / releases (a)	(21)	(11)
Currency retranslations	(1)	(3)
31 December	5	27
(a)	On Separation, trade receivables were not transferred to the Group, accordingly the associated impairment provision was released through Invested Capital.